Regulatory Matters and Restrictions on Dividends (Tables)	12 Months Ended
Dec. 31, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Summary of Actual Capital Amounts and Ratios, Regulatory Capital Ratios and Basel III Minimum Requirements
The Company’s and Wilson Bank’s actual capital amounts and ratios as of December 31, 2016 and 2015, are also presented in the table:

	Actual		Regulatory Minimum Capital Requirement		Regulatory Minimum To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2016
Total capital to risk weighted assets:
Consolidated	$266,954	12.7%	$181,298	8.625%	N/A	N/A
Wilson Bank	265,142	12.6	181,496	8.625	$210,430	10.0%
Tier 1 capital to risk weighted assets:
Consolidated	243,897	11.6	139,295	6.625	N/A	N/A
Wilson Bank	242,085	11.5	139,462	6.625	168,407	8.0
Common equity Tier 1 capital to risk weighted assets:
Consolidated	243,897	11.6	107,756	5.125	N/A	N/A
Wilson Bank	242,085	11.5	107,886	5.125	136,831	6.5
Tier 1 capital to average assets:
Consolidated	243,897	11.2	87,106	4.0	N/A	N/A
Wilson Bank	242,085	11.1	87,238	4.0	109,047	5.0

	Actual		Regulatory Minimum Capital Requirement		Regulatory Minimum To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2015
Total capital to risk weighted assets:
Consolidated	$240,848	14.1%	$136,588	8.0%	N/A	N/A
Wilson Bank	238,963	14.0	136,575	8.0	$170,719	10.0%
Tier 1 capital to risk weighted assets:
Consolidated	219,483	12.9	102,441	6.0	N/A	N/A
Wilson Bank	217,600	12.8	102,431	6.0	136,575	8.0
Common Equity Tier 1 capital to risk weighted assets:
Consolidated	219,483	12.9	76,831	4.5	N/A	N/A
Wilson Bank	217,600	12.8	76,823	4.5	110,967	6.5
Tier 1 capital to average assets:
Consolidated	219,483	11.1	79,361	4.0	N/A	N/A
Wilson Bank	217,600	11.0	79,354	4.0	99,192	5.0

Basel III Requirements [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Summary of Actual Capital Amounts and Ratios, Regulatory Capital Ratios and Basel III Minimum Requirements
The Basel III minimum requirements after giving effect to the buffer as of January 1, of each year are as follows:

	2016	2017	2018	2019
Common Equity Tier I Ratio	5.125%	5.75%	6.375%	7.0%
Tier I Capital to Risk Weighted Assets Ratio	6.625%	7.25%	7.875%	8.5%
Total Capital to Risk Weighted Assets Ratio	8.625%	9.25%	9.875%	10.5%

Common Equity Tier I Ratio [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Summary of Actual Capital Amounts and Ratios, Regulatory Capital Ratios and Basel III Minimum Requirements
A summary of the changes to the Regulatory Capital Ratios are as follows:

	Guideline in Effect At 12/31/2014		Basel III Requirements
	Minimum	Well Capitalized	Minimum	Well Capitalized
Common Equity Tier I Ratio (Common Equity to Risk Weighted Assets)	Not Applicable	Not Applicable	4.5%	6.5%
Tier I Capital to Risk Weighted Assets	4%	6%	6%	8%
Total Capital to Risk Weighted Assets	8%	10%	8%	10%
Tier I Leverage Ratio	4%	5%	4%	5%